Balance Sheets (Parentheticals)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 SFr / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 SFr / shares
Statement of Financial Position [Abstract]
Other current assets	$ 0		$ 13,432
Accounts payable including related party	454,315		34,727
Related party, net of discount	113,130
Net of discount, current	37,362
Other accrued liabilities, including related party	40,842		12,391
Net of discount, noncurrent	$ 4,248		$ 64,788
Common shares, par value (in Francs per share) | SFr / shares		SFr 0.02		SFr 0.02
Common shares, issued (in Shares) | shares	6,960,000		6,960,000
Common shares, outstanding (in Shares) | shares	6,960,000		6,960,000
Common shares, authorized (in Shares) | shares	10,440,000		10,440,000